Note 5 - Transactions With Related Parties - Fees Charged by Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Central Mare [Member]
Related Party Transaction, Amounts of Transaction	$ 163	$ 1,183
Central Mare [Member] | Executive Officers and Other Personnel Expenses [Member] | General and Administrative Expense [Member]
Related Party Transaction, Amounts of Transaction	180	1,200
Central Mare [Member] | Amortization of Awarded Shares [Member] | Management Fees Related Party [Member]
Related Party Transaction, Amounts of Transaction	(17)	(17)
Central Shipping Monaco SAM [Member]
Related Party Transaction, Amounts of Transaction		4,625
Central Shipping Monaco SAM [Member] | Management Fees [Member]
Related Party Transaction, Amounts of Transaction
Central Shipping Monaco SAM [Member] | Management Fees [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction		1,159
Central Shipping Monaco SAM [Member] | Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction		27
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member]
Related Party Transaction, Amounts of Transaction		15
Central Shipping Monaco SAM [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Related Party Transaction, Amounts of Transaction		43
Central Shipping Monaco SAM [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction		113
Central Shipping Monaco SAM [Member] | Financing Fees [Member]
Related Party Transaction, Amounts of Transaction		24
Central Shipping Monaco SAM [Member] | Commission for Sale and Purchase of Vessels [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction		1,749
Central Shipping Monaco SAM [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction		245
Central Shipping Monaco SAM [Member] | Incentive Fee for the Provision of Services [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction		$ 1,250
Central Shipping Inc [Member]
Related Party Transaction, Amounts of Transaction	1,916
Central Shipping Inc [Member] | Management Fees [Member]
Related Party Transaction, Amounts of Transaction	108
Central Shipping Inc [Member] | Management Fees [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction	1,013
Central Shipping Inc [Member] | Supervision Fee [Member]
Related Party Transaction, Amounts of Transaction	44
Central Shipping Inc [Member] | Superintendent Fees [Member]
Related Party Transaction, Amounts of Transaction	164
Central Shipping Inc [Member] | Superintendent Fees [Member] | Vessel Operating Expenses [Member]
Related Party Transaction, Amounts of Transaction	97
Central Shipping Inc [Member] | Accounting and Reporting Cost [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction	120
Central Shipping Inc [Member] | Financing Fees [Member] | Deferred Charges [Member]
Related Party Transaction, Amounts of Transaction
Central Shipping Inc [Member] | Commission for Sale and Purchase of Vessels [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction
Central Shipping Inc [Member] | Commissions on Charter Hire Agreements [Member] | Voyage Expenses [Member]
Related Party Transaction, Amounts of Transaction	370
Central Shipping Inc [Member] | Incentive Fee for the Provision of Services [Member] | Management Fees - Related Parties [Member]
Related Party Transaction, Amounts of Transaction